Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Provided BY (USED IN): OPERATING ACTIVITIES
Net Loss for the Year	$ (674,520)	$ (172,969)	$ (557,433)
Non-Cash Items
Depreciation		432	173
Expenses Paid by An Arm's Length Party		8,569
Shares Issued for Services	21,896	15,000	85,000
Unrealized Foreign Exchange (Gain) Loss	(40,723)	(15,873)	56,822
Amortization of Prepaid Expenses		10,029
Gain on Settlement of Debts		(41,406)
Cash flows from (used in) operations before changes in working capital	(693,347)	(196,218)	(415,438)
Change in Non-Cash Working Capital Accounts	(258,322)	(75,969)	75,918
Cash flows from (used in) operating activies	(951,669)	(272,187)	(339,520)
FINANCING ACTIVITIES
Shares Issued for Cash			32,000
Shares Subscriptions Received		334,975	25,998
Shares Returned to Treasury		(5,374)
Net Proceeds on Issuance of Promissory Notes	1,462,122	57,098	281,638
Promissory Notes Repaid	(130,498)
Cash flows from (used in) financing activities	1,331,624	386,699	339,636
INCREASE IN CASH	379,955	114,512	116
Cash (Bank Indebtedness), Beginning of the Year	114,488	(24)	(140)
CASH (BANK INDEBTEDNESS), End of the yeaR	$ 494,443	$ 114,488	$ (24)